Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Jul. 08, 2019	Jul. 07, 2019
Common stock, par value (in dollars per share)		$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	210,000,000	210,000,000
Common stock, shares issued (in shares)	43,354,251	40,816,292
Common stock, shares outstanding (in shares)	43,354,251	40,816,292	40,296,166	31,250,000
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	35,000,000	35,000,000
Common stock, shares issued (in shares)	30,563,799	31,563,799
Common stock, shares outstanding (in shares)	30,563,799	31,563,799	32,113,799